Deferred Tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Deferred Tax [Line Items]
Tax losses	¥ 163,913	$ 23,438	¥ 68,580	¥ 237,432
Future taxable profits percentage	80.00%				80.00%
Deductible temporary differences	¥ 1,000,310		828,668		$ 143,042
Tax credits	158,931	22,727	120,606
Deferred tax liability (in Dollars) | $
Unrecognized tax benefit	37,901	5,420	23,665
Deferred tax assets related to tax loss carry forwards | ¥
Unrecognized tax benefits recognized amount			23,665
Chinese Mainland [Member]
Deferred Tax [Line Items]
Tax losses	3,047,076	435,726	2,963,587
UNITED STATES
Deferred Tax [Line Items]
Tax losses	¥ 2,250,477	$ 321,814	¥ 1,438,160